Segment Reporting (Revenue by Service) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Total collection									$ 6,972.2	$ 6,738.1	$ 6,466.5
Transfer									1,112.7	1,062.6	1,021.8
Less: intercompany									(682.3)	(654.4)	(615.2)
Transfer, net									430.4	408.2	406.6
Landfill									2,036.4	1,975.8	1,923.0
Less: intercompany									(951.9)	(928.1)	(902.2)
Landfill, net									1,084.5	1,047.7	1,020.8
Sale of recycled commodities									372.0	405.8	374.6
Other non-core									160.1	164.8	144.5
Total Other									532.1	570.6	519.1
Net Revenue	$ 2,290.2	$ 2,344.0	$ 2,311.4	$ 2,169.4	$ 2,229.1	$ 2,267.9	$ 2,229.2	$ 2,077.2	$ 9,115.0	$ 8,803.3	$ 8,417.2
Total collection									76.40%	76.50%	76.80%
Transfer, net									4.70%	4.60%	4.80%
Landfill, net									11.90%	11.90%	12.10%
Sales Revenue, Energy Services									$ 95.8	$ 38.7	$ 4.2
Energy services (in percentage)									1.10%	0.50%	0.10%
Sale of recycled commodities									4.10%	4.60%	4.50%
Other non-core									1.80%	1.90%	1.70%
Total Other									5.90%	6.50%	6.20%
Total revenue									100.00%	100.00%	100.00%
Residential [Member]
Revenue from External Customer [Line Items]
Total collection									$ 2,242.3	$ 2,193.6	$ 2,175.5
Total collection									24.60%	24.90%	25.80%
Small-container Commercial [Member]
Revenue from External Customer [Line Items]
Total collection									$ 2,799.9	$ 2,723.3	$ 2,616.9
Total collection									30.70%	30.90%	31.10%
Large-container Industrial [Member]
Revenue from External Customer [Line Items]
Total collection									$ 1,890.2	$ 1,784.0	$ 1,639.4
Total collection									20.70%	20.30%	19.50%
Other [Member]
Revenue from External Customer [Line Items]
Total collection									$ 39.8	$ 37.2	$ 34.7
Total collection									0.40%	0.40%	0.40%